SUP-0103-0714

THE ALLIANCEBERNSTEIN VALUE FUNDS

-AllianceBernstein Discovery Value Fund

(the “Fund”)

Supplement dated July 21, 2014 to the Summary Prospectus and Prospectus dated March 1, 2014 of the Fund (together the “Prospectuses”).

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Portfolio Managers

The following chart replaces the chart under the heading “Portfolio Managers” in the Summary section of the Prospectuses and reflects those persons responsible for the day-to-day management of the Fund’s portfolio.

AllianceBernstein Discovery Value Fund

Employee	Length of Service	Title
James W. MacGregor	Since 2005	Senior Vice President of the Adviser
Joseph G. Paul	Since 2002	Senior Vice President of the Adviser
Shri Singhvi	Since 2014	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectus with respect to the Fund.

Fund and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AllianceBernstein Discovery Value Fund Small/Mid Cap Value Senior Investment Management Team	James W. MacGregor; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer — Small- and Mid-Cap Value Equities.
	Joseph G. Paul; since 2002; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer — U.S. Value Equities.
	Shri Singhvi; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Director of Research — Small- and Mid-Cap Value Equities.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner,

SUP-0103-0714